Income Taxes (Details 2)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax (expense) benefit at federal statutory rate			21.00%	34.00%	34.00%	34.00%
State and local taxes					(2.60%)	11.00%
Federal tax reform					(55.00%)
Valuation allowance					25.30%	185.70%
Payable true-up					(3.80%)
Other					(1.90%)	(0.80%)
NOL adjustment						(229.90%)
Effective tax rate	0.80%	0.00%	0.56%	0.00%	(4.00%)	0.00%